Accounting Changes in Balance Sheet Reflecting Impact of Retrospective Accounting Changes II (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Assets
Total investments	$ 72,749		$ 74,379				$ 71,902
Cash and cash equivalents	3,797		3,632		4,152		4,443		3,094
Accrued investment income	769		715				691
Deferred acquisition costs	5,050		5,036				5,193		5,195	[1]
Intangible assets	346		366				468
Goodwill	868		868				958		1,032
Reinsurance recoverable	17,211		17,230				16,998
Other assets	706		710				906
Separate account assets	10,140		9,937				10,122
Assets associated with discontinued operations	439		439				506
Total assets	112,075		113,312				112,187
Liabilities and stockholders' equity Liabilities:
Future policy benefits	33,601		33,505				32,175
Policyholder account balances	25,886		26,262				26,345
Liability for policy and contract claims	7,343		7,509	[2]			7,620	[2],[3]	6,933	[3],[4]	6,567	[4]
Unearned premiums	4,193		4,333				4,223
Other liabilities	5,028		5,239				6,301
Borrowings related to securitization entities	329		336				396
Non-recourse funding obligations	2,062		2,066				3,256
Long-term borrowings	4,766		4,776				4,726
Deferred tax liability	1,132		1,507				811
Separate account liabilities	10,140		9,937				10,122
Liabilities associated with discontinued operations	86		61				80
Total liabilities	94,566		95,531				96,055
Stockholders' equity:
Class A common stock	1		1				1
Additional paid-in capital	12,131		12,127				12,136
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	2,471		2,692				1,617
Net unrealized gains (losses) on other-than-temporarily impaired securities	(28)		(54)				(132)
Net unrealized investment gains (losses)	2,443	[5]	2,638	[5]	1,327	[5]	1,485	[5]	(80)		(1,405)
Derivatives qualifying as hedges	1,799	[6]	1,909	[6]	1,680	[6]	2,009	[6]	924		802
Foreign currency translation and other adjustments	582		655				553
Total accumulated other comprehensive income (loss)	4,824		5,202		3,656		4,047
Retained earnings	1,966		1,863				1,538
Treasury stock, at cost	(2,700)		(2,700)				(2,700)
Total Genworth Financial, Inc.'s stockholders' equity	16,222		16,493				15,022
Noncontrolling interests	1,287		1,288				1,110
Total stockholders' equity	17,509		17,781		15,836		16,132		13,510		11,972
Total liabilities and stockholders' equity	112,075		113,312				112,187
As computed under previous policies
Assets
Total investments			74,379
Cash and cash equivalents			3,632
Accrued investment income			715
Deferred acquisition costs			5,036
Intangible assets			366
Goodwill			868
Reinsurance recoverable			17,202
Other assets			710
Separate account assets			9,937
Assets associated with discontinued operations			439
Total assets			113,284
Liabilities and stockholders' equity Liabilities:
Future policy benefits			33,272
Policyholder account balances			26,262
Liability for policy and contract claims			7,509
Unearned premiums			4,333
Other liabilities			5,171
Borrowings related to securitization entities			336
Non-recourse funding obligations			2,066
Long-term borrowings			4,776
Deferred tax liability			1,603
Separate account liabilities			9,937
Liabilities associated with discontinued operations			61
Total liabilities			95,326
Stockholders' equity:
Class A common stock			1
Additional paid-in capital			12,127
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired			2,692
Net unrealized gains (losses) on other-than-temporarily impaired securities			(54)
Net unrealized investment gains (losses)			2,638
Derivatives qualifying as hedges			1,909
Foreign currency translation and other adjustments			655
Total accumulated other comprehensive income (loss)			5,202
Retained earnings			2,040
Treasury stock, at cost			(2,700)
Total Genworth Financial, Inc.'s stockholders' equity			16,670
Noncontrolling interests			1,288
Total stockholders' equity			17,958
Total liabilities and stockholders' equity			113,284
Effect of reserve change
Assets
Total investments			0				0
Cash and cash equivalents			0				0
Accrued investment income			0				0
Deferred acquisition costs			0				0
Intangible assets			0				0
Goodwill			0				0
Reinsurance recoverable			28				16
Other assets			0				0
Separate account assets			0				0
Assets associated with discontinued operations			0				0
Total assets			28				16
Liabilities and stockholders' equity Liabilities:
Future policy benefits			233				201
Policyholder account balances			0				0
Liability for policy and contract claims			0				0
Unearned premiums			0				0
Other liabilities			0				0
Borrowings related to securitization entities			0				0
Non-recourse funding obligations			0				0
Long-term borrowings			0				0
Deferred tax liability			(72)				(65)
Separate account liabilities			0				0
Liabilities associated with discontinued operations			0				0
Total liabilities			161				136
Stockholders' equity:
Class A common stock			0				0
Additional paid-in capital			0				0
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired			0				0
Net unrealized gains (losses) on other-than-temporarily impaired securities			0				0
Net unrealized investment gains (losses)			0				0
Derivatives qualifying as hedges			0				0
Foreign currency translation and other adjustments			0				0
Total accumulated other comprehensive income (loss)			0				0
Retained earnings			(133)				(120)
Treasury stock, at cost			0				0
Total Genworth Financial, Inc.'s stockholders' equity			(133)				(120)
Noncontrolling interests			0				0
Total stockholders' equity			(133)				(120)
Total liabilities and stockholders' equity			28				16
Effect of premium restatement
Assets
Total investments			0				0
Cash and cash equivalents			0				0
Accrued investment income			0				0
Deferred acquisition costs			0				0
Intangible assets			0				0
Goodwill			0				0
Reinsurance recoverable			0				0
Other assets			0				0
Separate account assets			0				0
Assets associated with discontinued operations			0				0
Total assets			0				0
Liabilities and stockholders' equity Liabilities:
Future policy benefits			0				0
Policyholder account balances			0				0
Liability for policy and contract claims			0				0
Unearned premiums			0				0
Other liabilities			68				71
Borrowings related to securitization entities			0				0
Non-recourse funding obligations			0				0
Long-term borrowings			0				0
Deferred tax liability			(24)				(25)
Separate account liabilities			0				0
Liabilities associated with discontinued operations			0				0
Total liabilities			44				46
Stockholders' equity:
Class A common stock			0				0
Additional paid-in capital			0				0
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired			0				0
Net unrealized gains (losses) on other-than-temporarily impaired securities			0				0
Net unrealized investment gains (losses)			0				0
Derivatives qualifying as hedges			0				0
Foreign currency translation and other adjustments			0				0
Total accumulated other comprehensive income (loss)			0				0
Retained earnings			(44)				(46)
Treasury stock, at cost			0				0
Total Genworth Financial, Inc.'s stockholders' equity			(44)				(46)
Noncontrolling interests			0				0
Total stockholders' equity			(44)				(46)
Total liabilities and stockholders' equity			$ 0				$ 0

[1]	On July 1, 2010, we adopted a new accounting standard related to embedded credit derivatives. The adoption of this standard had a net unfavorable impact of $3 million on DAC.
[2]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2012 were reduced by loss mitigation activities of $73 million, including $70 million related to workouts, loan modifications and pre-sales, and $3 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $601 million for the year ended December 31, 2012, including $574 million related to workouts, loan modifications and pre-sales, and $27 million related to rescissions, net of reinstatements of $31 million.
[3]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2011 were reduced by loss mitigation activities of $95 million, including $88 million related to workouts, loan modifications and pre-sales, and $7 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $472 million for the year ended December 31, 2011, including $434 million related to workouts, loan modifications and pre-sales, and $38 million related to rescissions, net of reinstatements of $84 million.
[4]	Current year reserves related to our U.S. Mortgage Insurance segment for the year ended December 31, 2010 were reduced by loss mitigation activities of $194 million, including $186 million related to workouts, loan modifications and pre-sales, and $8 million related to rescissions, net of reinstatements. Loss mitigation actions related to prior year delinquencies resulted in a reduction of expected losses of $540 million for the year ended December 31, 2010, including $390 million related to workouts, loan modifications and pre-sales, and $150 million related to rescissions, net of reinstatements of $175 million.
[5]	Net of adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves. See note 4 for additional information.
[6]	See note 5 for additional information.